IBOR Transition (Detail) € in Millions	Jun. 30, 2021 EUR (€)
USD IBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	€ 1,802,574
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	394
Securitisations	80
Syndicated Loans	24,739
Repos / Other Secured Lending	286
Loans / Advances (Total Limit)	10,223
Retail / Commercial Mortgages	293
Other	998
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	15,987	[1]
Interest Rate Derivatives OTC	1,561,120	[1]
Other OTC Derivatives	188,453
Total financial liabilities	1,744,722
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	6,376
Securitisations	11
Deposits	3,222
Other	35
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	1,552,468
Other OTC Derivatives	182,610	[1]
Off-balance sheet [Abstract]
Loan Commitments	57,369
Other Commitments	10
Finanical Guarantees	(0)
Total off-balance sheet	57,380
GBP IBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	835,387
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)
Securitisations	16
Syndicated Loans	3,702
Repos / Other Secured Lending	(0)
Loans / Advances (Total Limit)	3,513
Retail / Commercial Mortgages	(0)
Other	143
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	81,621	[1]
Interest Rate Derivatives OTC	740,229	[1]
Other OTC Derivatives	6,163
Total financial liabilities	771,403
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	758
Securitisations	8
Deposits	0
Other	2
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	762,906
Other OTC Derivatives	7,729	[1]
Off-balance sheet [Abstract]
Loan Commitments	3,025
Other Commitments	(0)
Finanical Guarantees	(0)
Total off-balance sheet	3,025
CHF IBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	76,307
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Syndicated Loans	907
Repos / Other Secured Lending	(0)
Loans / Advances (Total Limit)	168
Retail / Commercial Mortgages	(0)
Other	(0)
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	2,396	[1]
Interest Rate Derivatives OTC	71,273	[1]
Other OTC Derivatives	1,562
Total financial liabilities	70,191
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Deposits	(0)
Other	(0)
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	67,577
Other OTC Derivatives	2,614	[1]
Off-balance sheet [Abstract]
Loan Commitments	682
Other Commitments	(0)
Finanical Guarantees	(0)
Total off-balance sheet	682
JPY IBOR [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	500,753
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Syndicated Loans	39
Repos / Other Secured Lending	(0)
Loans / Advances (Total Limit)	150
Retail / Commercial Mortgages	53
Other	(0)
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	(0)	[1]
Interest Rate Derivatives OTC	499,656	[1]
Other OTC Derivatives	854
Total financial liabilities	483,843
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	21
Securitisations	(0)
Deposits	19
Other	(0)
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	478,371
Other OTC Derivatives	5,431	[1]
Off-balance sheet [Abstract]
Loan Commitments	201
Other Commitments	(0)
Finanical Guarantees	(0)
Total off-balance sheet	201
EONIA [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	288,135
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Syndicated Loans	(0)
Repos / Other Secured Lending	(0)
Loans / Advances (Total Limit)	1,279
Retail / Commercial Mortgages	(0)
Other	(0)
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	(0)	[1]
Interest Rate Derivatives OTC	286,856	[1]
Other OTC Derivatives	(0)
Total financial liabilities	323,033
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Deposits	21,993
Other	(0)
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	300,901
Other OTC Derivatives	139	[1]
Off-balance sheet [Abstract]
Loan Commitments	4
Other Commitments	(0)
Finanical Guarantees	(0)
Total off-balance sheet	4
Other IBORs [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	34,927
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Syndicated Loans	365
Repos / Other Secured Lending	(0)
Loans / Advances (Total Limit)	454
Retail / Commercial Mortgages	(0)
Other	(0)
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	(0)	[1]
Interest Rate Derivatives OTC	34,061	[1]
Other OTC Derivatives	47
Total financial liabilities	31,767
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	(0)
Securitisations	(0)
Deposits	(0)
Other	(0)
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	31,696
Other OTC Derivatives	71	[1]
Off-balance sheet [Abstract]
Loan Commitments	18,436
Other Commitments	(0)
Finanical Guarantees	(0)
Total off-balance sheet	18,436
Multiple basis [Member]
Interest Rate Benchmark Reform [Line Items]
Total financial assets	163,879	[2]
Non-Derivative Financial assets [Abstract]
Bonds (FRN)	(0)	[2]
Securitisations	(0)	[2]
Syndicated Loans	(0)	[2]
Repos / Other Secured Lending	(0)	[2]
Loans / Advances (Total Limit)	(0)	[2]
Retail / Commercial Mortgages	(0)	[2]
Other	(0)	[2]
Derivative Financial assets [Abstract]
Interest Rate Derivatives Exchange Traded	(0)	[1],[2]
Interest Rate Derivatives OTC	5	[1],[2]
Other OTC Derivatives	163,874	[2]
Total financial liabilities	160,428	[2]
Non-Derivative Financial liabilities [Abstract]
Bonds (FRN)	(0)	[2]
Securitisations	(0)	[2]
Deposits	(0)	[2]
Other	(0)	[2]
Derivative Financial liabilities [Abstract]
Interest Rate Derivatives OTC	1	[2]
Other OTC Derivatives	160,427	[1],[2]
Off-balance sheet [Abstract]
Loan Commitments	(0)	[2]
Other Commitments	(0)	[2]
Finanical Guarantees	(0)	[2]
Total off-balance sheet	€ (0)	[2]

[1]	The Group also has exposure to interest rate benchmark reform in respect of its cash collateral balances across some of its Credit Support Annex agreements. This exposure is not presented in the table due to its short term nature.
[2]	Multiple basis relates to underlying contracts utilizing multiple benchmarks subject to reforms, (e.g. floating- floating interest rate swaps which have cash flows in GBP IBOR and USD IBOR).